Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 41	$ 59	$ 82	$ 118
Net interest (income) expense on net defined benefit (asset) liability	(15)	(7)	(32)	(14)
Past service cost (income)			(1)
Gain on settlement				(1)
Administrative expenses	2	1	4	2
Benefits expense	28	53	53	105
Defined contribution expense	63	36	144	101
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	212	164	394	346
Pension Plans [member] | Canada And Quebec [member]
Disclosure of defined benefit plans [line items]
Government pension plans expense	121	75	197	140
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	2	2	3	4
Net interest (income) expense on net defined benefit (asset) liability	10	9	21	18
Benefits expense	12	11	24	22
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 12	$ 11	$ 24	$ 22